Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 25, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	FIRST WEST VIRGINIA BANCORP INC
Entity Central Index Key	0000037049
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		1,652,814
Entity Public Float			$ 20,589,907

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 6,671,293	$ 4,622,677
Due from banks - interest bearing	14,245,480	5,309,936
Total cash and cash equivalents	20,916,773	9,932,613
Investment securities:
Available-for-sale (at fair value)	150,960,955	133,168,794
Loans	109,428,476	121,367,066
Less allowance for loan losses	(2,503,738)	(2,059,025)
Net loans	106,924,738	119,308,041
Premises and equipment, net	5,917,719	5,714,121
Accrued income receivable	1,140,273	1,094,835
Goodwill	1,644,119	1,644,119
Bank owned life insurance	3,518,450	3,415,247
Other assets	2,235,063	3,680,882
Total assets	293,258,090	277,958,652
LIABILITIES
Demand	31,915,482	28,319,278
Interest bearing deposits:
Demand	47,890,988	42,112,794
Savings	85,579,615	78,678,200
Time	73,790,921	79,364,466
Total deposits	239,177,006	228,474,738
Federal funds purchased and securities sold under agreements to repurchase	14,013,506	13,477,420
Federal Home Loan Bank borrowings	3,693,014	3,775,583
Accrued interest payable	217,726	276,662
Other liabilities	1,630,328	853,063
Total liabilities	258,731,580	246,857,466
STOCKHOLDERS' EQUITY
Common stock - 2,000,000 shares authorized at $5 par value: 1,662,814 shares issued at December 31, 2011 and 2010	8,314,070	8,314,070
Treasury stock - 10,000 shares at cost:	(228,100)	(228,100)
Surplus	6,288,403	6,288,403
Retained earnings	16,920,319	15,722,313
Accumulated other comprehensive income	3,231,818	1,004,500
Total stockholders' equity	34,526,510	31,101,186
Total liabilities and stockholders' equity	$ 293,258,090	$ 277,958,652

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 5	$ 5
Common stock, shares authorized	2,000,000	2,000,000
Common stock, shares issued	1,662,814	1,662,814
Treasury stock, shares	10,000	10,000

Consolidated Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST AND DIVIDEND INCOME
Taxable	$ 5,974,485	$ 6,645,321	$ 7,251,907
Tax-exempt	522,058	536,473	527,344
Debt securities:
Taxable	3,206,117	3,463,178	4,173,960
Tax-exempt	1,459,879	1,163,007	943,965
Other interest income	44,676	49,908	15,938
Federal funds sold		8	728
Total interest and dividend income	11,207,215	11,857,895	12,913,842
INTEREST EXPENSE
Deposits	1,942,354	2,657,832	3,731,052
Federal funds purchased and repurchase agreements	108,364	112,297	127,979
FHLB and other long-term borrowings	178,589	285,373	469,068
Total interest expense	2,229,307	3,055,502	4,328,099
Net interest income	8,977,908	8,802,393	8,585,743
PROVISION FOR LOAN LOSSES	600,000	220,000	183,942
Net interest income after provision for loan losses	8,377,908	8,582,393	8,401,801
NONINTEREST INCOME
Service charges and other fees	494,992	594,126	702,529
Net gains on available for sale securities	730,897	565,274	188,517
Other operating income	808,042	817,182	899,957
Total noninterest income	2,033,931	1,976,582	1,791,003
NONINTEREST EXPENSE
Salary and employee benefits	3,833,789	3,822,492	3,684,089
Net occupancy expense of premises	1,493,529	1,420,868	1,272,483
Other operating expenses	2,298,760	2,479,538	2,635,509
Total noninterest expense	7,626,078	7,722,898	7,592,081
Income before income taxes	2,785,761	2,836,077	2,600,723
INCOME TAXES	331,616	496,796	295,737
Net income	2,454,145	2,339,281	2,304,986
WEIGHTED AVERAGE SHARES OUTSTANDING	$ 1,652,814	$ 1,652,814	$ 1,652,814
EARNINGS PER COMMON SHARE	$ 1.48	$ 1.42	$ 1.39
DIVIDENDS PER COMMON SHARE	$ 0.76	$ 0.73	$ 0.73

Consolidated Statements Of Changes In Stockholders' Equity (USD $)	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income [Member]	Total
Balance at Dec. 31, 2008	$ 7,997,055	$ 5,609,357	$ 14,492,736	$ (228,100)	$ 865,510		$ 28,736,558
Balance, shares at Dec. 31, 2008	1,599,411
Comprehensive income:
Net income			2,304,986			2,304,986	2,304,986
Other comprehensive income, net of tax
Unrealized gain (loss) on securities net of reclassification adjustment					972,645	972,645	972,645
Comprehensive income						3,277,631
Cash dividend			(1,207,952)				(1,207,952)
Balance at Dec. 31, 2009	7,997,055	5,609,357	15,589,770	(228,100)	1,838,155		30,806,237
Balance, shares at Dec. 31, 2009	1,599,411
Comprehensive income:
Net income			2,339,281			2,339,281	2,339,281
Other comprehensive income, net of tax
Unrealized gain (loss) on securities net of reclassification adjustment					(833,655)	(833,655)	(833,655)
Comprehensive income						1,505,626
Cash dividend			(1,207,952)				(1,207,952)
Cash Paid in Lieu of fractional shares on stock dividend			(2,725)				(2,725)
4% Common Stock Dividend at Par Value	317,015	679,046	(996,061)
4% Common Stock Dividend at Par Value, shares	63,403
Balance at Dec. 31, 2010	8,314,070	6,288,403	15,722,313	(228,100)	1,004,500		31,101,186
Balance, shares at Dec. 31, 2010	1,662,814
Comprehensive income:
Net income			2,454,145			2,454,145	2,454,145
Other comprehensive income, net of tax
Unrealized gain (loss) on securities net of reclassification adjustment					2,227,318	2,227,318	2,227,318
Comprehensive income						4,681,463
Cash dividend			(1,256,139)				(1,256,139)
Balance at Dec. 31, 2011	$ 8,314,070	$ 6,288,403	$ 16,920,319	$ (228,100)	$ 3,231,818		$ 34,526,510
Balance, shares at Dec. 31, 2011	1,662,814

Consolidated Statements Of Changes In Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Stockholders' Equity [Abstract]
Cash dividend, per share	$ 0.76	$ 0.73	$ 0.73
Disclosure of reclassification amount:
Unrealized holding gains (losses) arising during the period	$ 2,683,179	$ (481,094)	$ 1,090,223
Less reclassification adjustment for gains included in net income	455,861	352,561	117,578
Net unrealized gains (losses) on securities	$ 2,227,318	$ (833,655)	$ 972,645

Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 2,454,145	$ 2,339,281	$ 2,304,986
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in Provision for loan losses	600,000	220,000	183,942
Depreciation and amortization	486,179	496,618	444,208
Amortization (accretion) of investment securities, net	329,738	130,563	(68,440)
Investment security gains	(730,897)	(565,274)	(188,517)
Loss on disposal of assets		400
Decrease (increase) in cash surrender value of bank-owned life insurance	(103,203)	(104,660)	243,397
Decrease (increase) in interest receivable	(45,438)	108,800	49,118
Decrease in interest payable	(58,936)	(127,787)	(162,141)
Other, net	879,265	1,516,369	(2,140,193)
Net cash provided by operating activities	3,810,853	4,014,310	666,360
INVESTING ACTIVITIES
Net (increase) decrease in loans, net of charge-offs	11,727,442	7,148,912	(4,177,926)
Proceeds from sales of securities available-for-sale	24,092,900	17,588,511	11,355,204
Proceeds from maturities of securities available-for-sale	53,578,129	47,269,966	38,661,874
Proceeds from maturities of securities held-to-maturity			321,000
Principal collected on mortgage-backed securities	18,632,179	13,693,963	14,399,406
Purchases of securities available-for-sale	(110,123,074)	(96,626,108)	(66,551,785)
Recoveries on loans previously charged-off	55,862	10,108	18,253
Purchases of premises and equipment	(689,777)	(1,412,164)	(529,286)
Net cash used in investing activities	(2,726,339)	(12,326,812)	(6,503,260)
FINANCING ACTIVITIES
Net increase in deposits	10,702,268	7,228,741	14,860,730
Dividends paid	(1,256,139)	(1,210,677)	(1,207,952)
Increase in short-term borrowings	536,086	2,451,988	12,237
Repayment of FHLB borrowings	(82,569)	(3,578,726)	(3,575,060)
Net cash provided by financing activities	9,899,646	4,891,326	10,089,955
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	10,984,160	(3,421,176)	4,253,055
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	9,932,613	13,353,789	9,100,734
CASH AND CASH EQUIVALENTS, END OF YEAR	20,916,773	9,932,613	13,353,789
Supplemental Disclosures:
Cash Paid for Interest	2,288,243	3,183,289	4,490,240
Cash Paid for Income Taxes	$ 367,036	$ 391,918	$ 453,853

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A summary of the significant accounting and reporting policies applied in the presentation of the accompanying financial statements follows.

Nature of Operations and Basis of Presentation: First West Virginia Bancorp, Inc. (the "Company") is a West Virginia Company. The Company provides a variety of banking services to individuals and businesses through the branch network of its affiliate bank (the "Bank"). The Bank operates nine full service branches located in Wheeling (3), Wellsburg, Moundsville, New Martinsville, Buckhannon, and Weston, West Virginia and Bellaire, Ohio. Primary deposit products consist of checking accounts, savings accounts, and certificates of deposit. Primary lending products consist of commercial and residential real estate loans, consumer loans, and business loans.

Principles of Consolidation: The consolidated financial statements of the Company include the financial statements of the parent and its wholly-owned subsidiary, Progressive Bank, N.A. All significant intercompany transactions and accounts have been eliminated in consolidation.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to material change in the near term relate to the determination of the allowance for loan losses and the valuation of deferred tax assets.

Cash and cash equivalents: Cash and cash equivalents consist of cash on hand and amounts due from banks and federal funds sold with maturities of less than 90 days.

Investment Securities: Investment securities are classified at the time of purchase, based on management's intention and ability, as securities available for sale or held to maturity. Debt securities classified as held to maturity are stated at cost adjusted for amortization of premium and accretion of discount which are computed using the interest method and recognized as adjustments of interest income. Certain other debt and equity securities have been classified as available for sale to serve principally as a source of liquidity. Unrealized holding gains and losses for available-for-sale securities are reported as a separate component of stockholders' equity, net of tax, until realized. Realized securities gains and losses are computed using the specific identification method. Interest and dividends on investment securities are recognized as income when earned.

Securities are periodically reviewed for other-than-temporary impairment based upon a number of factors, including, but not limited to, the length of time and extent to which the market value has been less than cost, the financial condition of the underlying issuer, the ability of the issuer to meet contractual obligations, the likelihood of the security's ability to recover any decline in its market value, and management's intent and ability to hold the security for a period of time sufficient to allow for a recovery in market value. Among the factors that are considered in determining management's intent and ability is a review of the Company's capital adequacy, interest rate risk position and liquidity. The assessment of a security's ability to recover any decline in market value, the ability of the issuer to meet contractual obligations and management's intent and ability requires considerable judgment. Once a decline in value is determined to be other than temporary, if the investor does not intend to sell the security, and it is more-likely-than-not that it will not be required to sell the security, before recovery of the security's amortized cost basis, the charge to earnings is limited to the amount of credit loss. Any remaining difference between fair value and amortized cost (the difference defined as the non-credit portion) is recognized in other comprehensive income, net of applicable taxes. Otherwise, the entire difference between fair value and amortized cost is charged to earnings. At December 31, 2011, 2010 and 2009, there were no investment securities identified by management to be other-than-temporarily impaired. If investments decline in fair value due to adverse changes in the financial markets, charges to income could occur in future periods.

Common stock of the Federal Home Loan Bank ("FHLB") and Federal Reserve Bank represents ownership interest in institutions that are wholly owned by other financial institutions. These equity securities are accounted for at cost and are classified with other assets. The Bank is a member of the FHLB and, as such, is required to maintain a minimum investment in stock of the FHLB that varies with the level of advances outstanding with the FHLB. The stock is bought from and sold to the FHLB based upon its $100 par value. The stock does not have a readily determinable fair value and, as such, is classified as restricted stock, carried at cost and evaluated by management. The stock's value is determined by the ultimate recoverability of the par value rather than by recognizing temporary declines. The determination of whether the par value will ultimately be recovered is influenced by criteria such as the following: (a) the significance of the decline in net assets of the FHLB as compared with the capital stock amount and the length of time this situation has persisted, (b) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance, (c) the impact of legislative and regulatory changes on the customer base of the FHLB, and (d) the liquidity position of the FHLB.

 The FHLB had incurred losses in 2009 and for parts of 2010 due primarily to other-than-temporary impairment credit losses on its private- label mortgage-backed securities portfolio. These securities were the most effected by the extreme economic conditions in place during the previous several years. As a result, the FHLB had suspended the payment of dividends and limited the amount of capital stock repurchases. The FHLB had reported net income for both the fourth quarter and the year ended December 31, 2011, and has declared a $.10 percent annualized dividend to its shareholders effective February 23, 2012. While the FHLB has not committed to regular dividend payments or future limited repurchases of excess capital stock, it will continue to monitor the overall financial performance of the FHLB in order to determine the status of limited repurchases of excess capital or dividends in the future. Management evaluated the stock and concluded that the stock was not impaired for the periods presented herein. More consideration was given to the long-term prospects for the FHLB as opposed to the recent stress caused by the extreme economic conditions the world is facing. Management also considered that the FHLB's regulatory capital ratios have increased from the prior year, liquidity appears adequate, new shares of FHLB stock continue to exchange hands at $100 par value, and the resumption of dividends.

Loans and Loans Held for Sale: Loans are generally reported at the principal balance outstanding, net of unearned income. Interest income on loans is accrued based on the principal outstanding. It is the Company's policy to discontinue the accrual of interest when either the principal or interest is past due 90 days or more, unless the loan is both well secured and in the process of collection. It is the Company's policy not to recognize interest income on specific impaired loans unless the likelihood of future loss is remote. Interest payments received on such loans are applied as a reduction of the loan principal balance. Nonaccrual loans may be returned to accrual status when none of its principal and interest payments are due and there has been a sustained period of repayment performance. Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount amortized over the contractual life of the related loans or commitments as an adjustment of the related loan's yield. Loans held for sale are carried at the lower of cost or estimated market value in the aggregate. There were no loans held for sale as of December 31, 2011 and 2010, respectively.

The Company has entered into an agreement with the Federal Home Loan Bank of Pittsburgh ("FHLB") under which the bank may sell conforming one-to-four family residential mortgage loans to the FHLB. The current agreement dated December 28, 2011 provides for a maximum commitment of $5,000,000. This commitment expires on December 28, 2012. Loans sold to the FHLB are sold with limited recourse or credit risk based upon utilization of the original commitment. The bank also maintains the servicing of these loans, for which it is paid a servicing fee. The total amount of loans sold and outstanding to the FHLB were $9,470,840 and $6,758,928 as of December 31, 2011 and 2010, respectively. These loans were also subject to recourse obligation or credit risk in the amount of $383,269 and $232,888 at December 31, 2011 and 2010, respectively. The amount of income recognized as of a result of this agreement was $79,965, $69,565 and $22,616 for the years ending December 31, 2011, 2010 and 2009, respectively.

Allowance for Loan Losses: The allowance for loan losses represents the amount which management estimates is adequate to provide for probable losses inherent in its loan portfolio. The allowance method is used in providing for loan losses. Accordingly, all loan losses are charged to the allowance, and all recoveries are credited to it. The allowance for loan losses is established through a provision for loan losses that is charged to operations. The provision is based on management's evaluation of the adequacy of the allowance for loan losses which encompasses the overall risk characteristics of the various portfolio segments, past experience with losses, the impact of economic conditions on borrowers, and other relevant factors. The estimates used in determining the adequacy of the allowance for loan losses, including the amounts and timing of future cash flows expected on impaired loans, are particularly susceptible to significant changes in the near term.

Management tracks and assigns a historical loss percentage for each loan rating category within each loan type. A rolling three-year historical loss ratio is used, calculated on a quarterly basis.

Management currently utilizes nine qualitative factors that are adjusted based on changes in the lending environment and economic conditions. The qualitative factors include the following: levels of and trends in delinquencies, non-accruals, and charge-offs; trends within the loan portfolio; changes in lending policies and procedures; experience of lending personnel and management oversight; national and local economic trends; concentrations of credit; external factors such as legal and regulatory requirements; changes in the quality of loan review and Board oversight; and changes in the value of underlying collateral. The number of qualitative factors can change. Factors can be added for new risks or taken away if the risk no longer applies. Each loan type will have its own risk profile and management will evaluate and adjust each qualitative factor for each loan type quarterly, if necessary. For example, if one area of the loan portfolio is experiencing sharp increases in growth, it is likely the qualitative factor for trends in the loan portfolio would be increased for that loan type. As levels of delinquencies and non-accrual loans decline for commercial real estate and commercial loans it is likely that factor would be reduced.

In terms of the Company's loan portfolio, the commercial and industrial loans and commercial real estate loans are deemed to have more risk than the consumer real estate loans and other consumer loans in the portfolio. The commercial loans not secured by real estate are highly dependent on financial condition and are more dependent on economic conditions. The commercial loans secured by real estate are also dependent on economic conditions but generally have stronger forms of collateral. More recently, commercial real estate has been negatively impacted by devaluation so these commercial loans carry a higher qualitative factor for changes in the value of collateral. The commercial loans and commercial real estate loans have historically been responsible for the majority of the Company's delinquencies, non-accrual loans, and charge-offs so both of these categories carry higher qualitative factors than consumer real estate loans and other consumer loans. The Company has historically experienced very low levels of consumer real estate and consumer loan charge-offs so these qualitative factors are set lower than the commercial real estate and commercial and industrial loans.

Mortgage loans secured by one-to-four family properties and all consumer loans are large groups of smaller-balance homogeneous loans and are measured for impairment collectively. Loans that experience insignificant payment delays, which are defined as 90 days or less, generally are not classified as impaired. Management determines the significance of payment delays on a case-by-case basis taking into consideration all circumstances concerning the loan, the credit worthiness and payment history of the borrower, the length of the payment delay, and the amount of shortfall in relation to the principal and interest owed.

Impaired loans are loans for which it is probable the Company will not be able to collect all amounts due according to the contractual terms of the loan agreement. The Company individually evaluates such loans for impairment and does not aggregate loans by major risk classifications. The definition of "impaired loans" is not the same as the definition of "nonaccrual loans," although the two categories overlap.

The Company may choose to place a loan on nonaccrual status due to payment delinquency or uncertain collectibility while not classifying the loan as impaired, provided the loan is not a commercial or commercial real estate classification. Factors considered by management in determining impairment include payment status and collateral value. The amount of impairment for these types of loans is determined by the difference between the present value of the expected cash flows related to the loan, using the original interest rate, and its recorded value, or as a practical expedient in the case of collateralized loans, the difference between the fair value of the collateral and the recorded amount of the loans. When foreclosure is probable, impairment is measured based on the fair value of the collateral.

Individual loan reviews are based upon specific quantitative and qualitative criteria, including the size of the loan, loan quality ratings, value of collateral, repayment ability of borrowers, and historical experience factors. The historical experience factors utilized for individual loan reviews are based upon past loss experience, known trends in losses and delinquencies, the growth of loans in particular markets and industries, and known changes in economic conditions in the particular lending markets. Allowances for homogeneous loans (such as residential mortgage loans, personal loans, etc.) are evaluated based upon historical loss experience, trends in losses and delinquencies, growth of loans in particular markets, and known changes in economic conditions in each lending market. There can be no assurance the allowance for loan losses will be adequate to cover all losses, but management believes the allowance for loan losses in the amount of $2,503,738 at December 31, 2011, was adequate to provide for probable losses from existing loans based on information currently available. While management uses available information to provide for loan losses, the ultimate collectibility of a substantial portion of the loan portfolio, and the need for future additions to the allowance, will be based on changes in economic conditions and other relevant factors. As such, an adverse change in economic activity could reduce cash flows for both commercial and individual borrowers, which would likely cause the Company to experience increases in problem assets, delinquencies and losses on loans.

Goodwill and Other Intangible Assets Goodwill resulted from the Company's purchase of a less-than-whole financial institution (the "branch"). The goodwill value of $1.6 million is supported ultimately by revenue that is driven by the volume of business transacted. A decline in earnings as a result of a lack of growth or the inability to deliver cost effective services over sustained periods can lead to impairment of goodwill that could adversely impact earnings in future periods.

Goodwill is periodically reviewed for impairment. No impairment losses were recognized. Additionally, future events could cause management to conclude that impairment indicators exist and that the goodwill is impaired, which would result in the Company recording an impairment loss. Any resulting impairment loss could have a material, adverse impact on the Company's financial condition and results of operations.

Mortgage Servicing Rights ("MSRs"): The Company has agreements for the express purpose of selling loans in the secondary market. The Company maintains all servicing rights for these loans. Originated MSRs are recorded by allocating total costs incurred between the loan and servicing rights based on their relative fair values. MSRs are amortized in proportion to the estimated servicing income over the estimated life of the servicing portfolio. Impairment is evaluated based on the fair value of the right, based on portfolio interest rates and prepayment characteristics.

Bank-owned Life Insurance: Bank owned life insurance consists of investments in life insurance policies on executive officers and other members of the bank's management. The policies are carried at their net cash surrender value. Changes in the policy value are recorded as an adjustment to the carrying value with the corresponding amount recognized as non-interest income or expense. Earnings on these policies are based on the net earnings on the cash surrender value of the policies. The net cash surrender value of bank-owned life insurance was $3,518,450 and $3,415,247 at December 31, 2011 and 2010, respectively. The death benefit value of the bank-owned life insurance at December 31, 2011 and 2010 was $8.8 million. An agreement has been executed with all officers whereby a $40,000 death benefit is payable upon the participant's death while employed by the Company to their designated beneficiary

Advertising Costs: Advertising costs are expensed as the costs are incurred. Advertising expenses amounted to $154,380, $88,932 and $160,961 for 2011, 2010, and 2009, respectively.

Premises and Equipment: Premises and equipment are stated at cost, less accumulated depreciation and amortization. Provisions for depreciation and amortization are computed generally using the straight-line method over the estimated useful lives of the assets. When units of property are disposed of, the premises and equipment accounts are relieved of the cost and the accumulated depreciation related to such units. Any resulting gains or losses are credited to or charged against income. Cost of repairs and maintenance is charged to expense as incurred. Additions and improvements are capitalized at cost.

Transfers of Financial Assets: Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Other Real Estate Owned: Other real estate owned are carried at the lower of cost or their estimated current fair value, less estimated costs to sell and are included in other assets. Other real estate owned consist primarily of properties acquired through, or in lieu of foreclosures. Any subsequent declines in fair value, and gains or losses on the disposition of these assets are credited to or charged against income.

Income Taxes: The Company and its subsidiary file a consolidated federal income tax return. There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Statement of Income. Deferred tax assets and liabilities are reflected at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred income tax expenses or benefits are based on the changes in the deferred tax asset or liability from period to period.

Earnings Per Common Share: Earnings per common share are calculated by dividing net income by the weighted-average number of shares of common stock outstanding during the year. The Company has no securities which would be considered potential common stock.

Stock Dividend: On October 13, 2010, the Company declared a 4% stock dividend to stockholders of record on December 20, 2010. All common share data includes the effect of the stock dividend.

Comprehensive Income: The Company is required to present comprehensive income in a full set of general-purpose financial statements for all periods presented. Other comprehensive income comprises unrealized holding gains (losses) on the available-for-sale securities portfolio. The Company has elected to report the effects of other comprehensive income as part of the Consolidated Statement of Changes in Stockholders' Equity. The following table represents other comprehensive income before tax and net of tax:

	2011	2010	2009
Before-tax amount	$3,523,606	$(1,336,628)	$1,559,476
Tax effect	(1,325,933)	502,973	(586,831)

Net of tax effect	2,197,673	(833,655)	972,645
Net income as reported	2,454,145	2,339,281	2,304,986

Total comprehensive income	$4,651,818	$1,505,626	$3,277,631

Recent Accounting Pronouncements: In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this Update provide additional guidance or clarification to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this Update are effective for the first interim or annual reporting period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. For purposes of measuring impairment of those receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. The Company has provided the necessary disclosures in Note 3.

In April 2011, the FASB issued ASU 2011-03, Transfers and Services (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. The main objective in developing this Update is to improve the accounting for repurchase agreements (repos) and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The amendments in this Update remove from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. The amendments in this Update apply to all entities, both public and nonpublic. The amendments affect all entities that enter into agreements to transfer financial assets that both entitle and obligate the transferor to repurchase or redeem the financial assets before their maturity. The guidance in this Update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company is currently evaluating the impact the adoption of the standard will have on the Company's financial position or results of operations.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRS. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. The amendments in this Update are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011. For nonpublic entities, the amendments are effective for annual periods beginning after December 15, 2011. Early application by public entities is not permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update improve the comparability, clarity, consistency, and transparency of financial reporting and increase the prominence of items reported in other comprehensive income. To increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS, the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity was eliminated. The amendments require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. All entities that report items of comprehensive income, in any period presented, will be affected by the changes in this Update. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. The amendments in this Update should be applied retrospectively, and early adoption is permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other Topics (Topic 350), Testing Goodwill for Impairment. The objective of this update is to simplify how entities, both public and nonpublic, test goodwill for impairment. The amendments in the Update permit an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The amendments in this Update apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements and are effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. This ASU is not expected to have a significant impact on the Company's financial statements.

In September 2011, the FASB issued ASU 2011-09, Compensation-Retirement Benefits-Multiemployer Plans (Subtopic 715-80): Disclosures about an Employer's Participation in a Multiemployer Plan. The amendments in this Update will require additional disclosures about an employer's participation in a multiemployer pension plan to enable users of financial statements to assess the potential cash flow implications relating to an employer's participation in multiemployer pension plans. The disclosures also will indicate the financial health of all of the significant plans in which the employer participates and assist a financial statement user to access additional information that is available outside the financial statements. For public entities, the amendments in this Update are effective for annual periods for fiscal years ending after December 15, 2011, with early adoption permitted. For nonpublic entities, the amendments are effective for annual periods of fiscal years ending after December 15, 2012, with early adoption permitted. The amendments should be applied retrospectively for all prior periods presented. This ASU is not expected to have a significant impact on the Company's financial statements.

 In December 2011, the FASB issued ASU 2011-10, Property, Plant, and Equipment (Topic 360): Derecognition of in Substance Real Estate-a Scope Clarification. The amendments in this Update affect entities that cease to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this Update, when a parent (reporting entity) ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance in Subtopic 360-20 to determine whether it should derecognize the in substance real estate. Generally, a reporting entity would not satisfy the requirements to derecognize the in substance real estate before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. That is, even if the reporting entity ceases to have a controlling financial interest under Subtopic 810-10, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The amendments in this Update should be applied on a prospective basis to deconsolidation events occurring after the effective date. Prior periods should not be adjusted even if the reporting entity has continuing involvement with previously derecognized in substance real estate entities. For public entities, the amendments in this Update are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2013, and interim and annual periods thereafter. Early adoption is permitted. This ASU is not expected to have a significant impact on the Company's financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update affect all entities that have financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement. The requirements amend the disclosure requirements on offsetting in Section 210-20-50. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments in the scope of this Update. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company is currently evaluating the impact the adoption of the standard will have on the Company's financial position or results of operations.

In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. In order to defer only those changes in Update 2011-05 that relate to the presentation of reclassification adjustments, the paragraphs in this Update supersede certain pending paragraphs in Update 2011-05. Entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before Update 2011-05. All other requirements in Update 2011-05 are not affected by this Update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. Public entities should apply these requirements for fiscal years, and interim periods within those years, beginning after December 15, 2011. Nonpublic entities should begin applying these requirements for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. This ASU is not expected to have a significant impact on the Company's financial statements.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

NOTE 2 - INVESTMENT SECURITIES

The amortized cost and estimated fair values of investment securities are as follows at December 31, 2011 and 2010:

	(Expressed in thousands) December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$36,014	$202	$-	$36,216
Obligations of states and political subdivisions	42,154	3,150	-	45,304
Mortgage-backed securities	67,402	1,820	(7)	69,215
Equity securities	209	17	-	226
Total available-for-sale	145,779	5,189	(7)	150,961

Total	$145,779	$5,189	$(7)	$150,961

	(Expressed in thousands) December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Securities available-for-sale:
Obligations of U.S. Government corporations and agencies	$36,024	$120	$(446)	$35,698
Obligations of states and political subdivisions	33,738	678	(125)	34,291
Mortgage-backed securities	61,580	1,828	(458)	62,950
Equity securities	216	14	-	230

Total available-for-sale	131,558	2,640	(1,029)	133,169

Total	$131,558	$2,640	$(1,029)	$133,169

The Company's investment securities portfolio contains unrealized losses of direct obligations of the U.S. Government agency securities, including mortgage-related instruments issued or backed by the full faith and credit of the United States government or are generally viewed as having the implied guarantee of the U.S. government, and debt obligations of a U.S. state or political subdivision.

On a quarterly basis, the Company evaluates the severity and duration of impairment for its investment securities portfolio and the Company's ability to hold the securities till they recover. Generally, impairment is considered other than temporary when an investment security has sustained a decline in market value for a period of twelve months. The Company has concluded that any impairment of its investment securities portfolio is not other than temporary but is the result of interest rate changes that are not expected to result in the noncollection of principal and interest during the period. There are 5 positions that are temporarily impaired at December 31, 2011.

The following tables show the Company's gross unrealized losses and fair value, aggregated by investment category and length of time, that the individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010:

	$0,000	$0,000	$0,000	$0,000	$0,000	$0,000
	(Expressed in thousands) 2011
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$-	$-	$-	$-	$-	$-
Obligations of states and political subdivisions	-	-	-	-	-	-
Mortgage-backed securities	2,008	(6)	112	(1)	2,120	(7)

Total debt securities	2,008	(6)	112	(1)	2,120	(7)

Equity securities	-	-	-	-	-	-

Total	$2,008	$(6)	$112	$(1)	$2,120	$(7)

	$00,000	$00,000	$00,000	$00,000	$00,000	$00,000
	(Expressed in thousands) 2010
	Less than Twelve Months		Twelve Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Government corporations and agencies	$15,542	$(446)	$-	$-	$15,542	$(446)
Obligations of states and political subdivisions	6,056	(125)	-	-	6,056	(125)
Mortgage-backed securities	17,291	(457)	266	(1)	17,557	(458)

Total debt securities	38,889	(1,028)	266	(1)	39,155	(1,029)

Equity securities	-	-	-	-	-	-

Total	$38,889	$(1,028)	$266	$(1)	$39,155	$(1,029)

The amortized cost and fair value of investment securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	(Expressed in thousands)
	Securities Held-to-Maturity		Securities Available-for-Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$-	$-	$1,156	$1,162
Due after one year through five years	-	-	13,334	13,471
Due after five years through ten years	-	-	35,895	36,929
Due after ten years	-	-	27,783	29,958

	-	-	78,168	81,520
Mortgage-backed securities	-	-	67,402	69,215
Equity securities	-	-	209	226

Total	$-	$-	$145,779	$150,961

Proceeds from sales of securities available-for-sale during the years ended December 31, 2011, 2010, and 2009, were $24,092,900, $17,588,511, and $11,355,204 respectively. Gross gains of $747,015 and gross losses of $16,118 in 2011; gross gains of $566,815 and gross losses of $1,541 in 2010; and gross gains of $298,319 and gross losses of $109,802 in 2009, were realized on those sales. Assets carried at $53,581,000 and $31,931,000 at December 31, 2011 and 2010, respectively, were pledged to secure United States Government and other public funds and for other purposes as required or permitted by law.

Loans And Leases	12 Months Ended
Dec. 31, 2011
Loans And Leases [Abstract]
Loans And Leases

NOTE 3 - LOANS AND LEASES

Loans outstanding at December 31, 2011 and 2010, are as follows:

	(Expressed in Thousands)
	2011	2010
Consumer Real Estate:
Construction	$295	$308
Farmland	213	246
Residential 1-4 Family	24,961	28,089
Home Equity Loans	2,380	2,976
Home Equity Lines of Credit	2,303	2,447

Total Consumer Real Estate	30,152	34,066
Commercial Real Estate:
Non-farm, non-residential	49,146	49,195
Multifamily (5 or more) residential properties	7,222	7,458

Total Commercial Real Estate	56,368	56,653
Commercial and Other Loans:
Commercial	4,354	7,033
Non-rated industrial development obligations	11,508	13,460
Other loans	76	39

Total Commercial and Other Loans	15,938	20,532
Consumer Loans:
Installment and other loans to individuals	6,484	9,696
Credit Cards	606	573

Total Consumer Loans	7,090	10,269

Total loans	$109,548	$121,520
Less unearned interest and deferred fees	119	153

Net loans	$109,429	$121,367

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. These policies and procedures are reviewed by management and approved by the Board of Directors on a regular basis. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentration of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company originates direct and indirect consumer loans including principally residential real estate, home equity lines and loans, credit cards, and indirect vehicle loans using a credit analysis as part of the underwriting process. Each loan type has a separate underwriting criteria, which consists of several factors including debt to income, type of collateral, credit history and customer relationship with the Company.

Commercial and industrial loans are underwritten after evaluating and understanding the borrower's ability to operate profitably. Underwriting standards are designed to promote relationship banking rather than transactional banking. The Company's management examines current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. Commercial and industrial loans are primarily made based on the identified cash flows of the borrower and secondarily on the underlying collateral provided by the borrower. The cash flows of the borrower, however, may not be as expected and the collateral securing the loan may fluctuate in value. Minimum standards and underwriting guidelines have been established for commercial loan types.

Commercial real estate loans are subject to underwriting standards and processes similar to commercial and industrial loans, in addition to those of real estate loans. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally largely dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Commercial real estate loans may be adversely affected by the general economy or conditions specific to the real estate market such as geography and/or property type.

Non-accrual loans amounted to $4,045,937 and $4,902,515 at December 31, 2011 and 2010, respectively. The amount of interest income that would have been recognized had the loans performed in accordance with their original terms was $353,340, $289,590 and $249,470 for 2011, 2010 and 2009, respectively.

The following tables present the contractual aging of the recorded investment in past due loans by class of loans (in thousands):

	December 31, 2011
	Current	Loans 30-59 days Past Due	Loans 60-89 days Past Due	Loans 90 or more days Past Due	Total Past Due	Non - Accrual	Total Loans
Commercial and Other Loans	$15,642	$257	$-	$-	$257	$39	$15,938
Commercial real estate	52,474	325	36	-	361	3,533	56,368
Consumer real estate	29,449	116	140	-	256	447	30,152
Consumer	7,040	9	14	-	23	27	7,090
Unearned interest and deferred fees	(119)	-	-	-	-	-	(119)

Total	$104,486	$707	$190	$-	$897	$4,046	$109,429

	December 31, 2010
	Current	Loans 30-59 days Past Due	Loans 60-89 days Past Due	Loans 90 or more days Past Due	Total Past Due	Non - Accrual	Total Loans
Commercial and Other Loans	$20,369	$109	$-	$-	$109	$54	$20,532
Commercial real estate	52,451	29	26	-	55	4,147	56,653
Consumer real estate	33,247	103	-	28	131	688	34,066
Consumer	10,218	34	3	-	37	14	10,269
Unearned interest and deferred fees	(153)	-	-	-	-	-	(153)

Total	$116,132	$275	$29	$28	$332	$4,903	$121,367

The Company utilizes an internal asset classification system as a means of reporting problem and potential problem loans. Under the Company's risk rating system, the Company classifies problem and potential problem loans as "Special Mention", "Substandard", and "Doubtful." Substandard loans include those characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as Doubtful have all the weaknesses inherent in those classified Substandard with the added characteristic that the weaknesses present make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. Loans that do not currently expose the Company to sufficient risk to warrant classification in one of the aforementioned categories, but possess weaknesses that deserve management's close attention are deemed to be Special Mention. Risk ratings are updated any time the situation warrants.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass-rated loans. The following tables present the risk category of loans by class of loans based on the most recent analysis performed and the contractual aging as of December 31, 2011 and 2010 (in thousands):

2011	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$15,882	$-	$56	$-	$15,938
Commercial Real Estate	43,067	5,807	6,786	708	56,368
Construction and Land Development	508	-	-	-	508

Total	$59,457	$5,807	$6,842	$708	$72,814

Current	$59,164	$5,807	$3,653	$-	$68,624
Past Due 30-59 days	257	-	325	-	582
Past Due 60-89 days	36	-	-	-	36
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	2,864	708	3,572

Total	$59,457	$5,807	$6,842	$708	$72,814

	$20,532	$20,532	$20,532	$20,532	$20,532
2010	Pass	Special Mention	Substandard	Doubtful	Total
Commercial and Other	$19,735	$743	$54	$-	$ 20,532
Commercial Real Estate	42,050	6,388	8,215	-	56,653
Construction and Land Development	399	-	155	-	554

Total	$62,184	$7,131	$8,424	$-	$77,739

Current	$62,184	$7,131	$4,194	$-	$ 73,509
Past Due 30-59 days	-	-	29	-	29
Past Due 60-89 days	-	-	-	-	-
Past Due 90 days or more	-	-	-	-	-
Non- accrual	-	-	4,201	-	4,201

Total	$62,184	$7,131	$8,424	$-	$ 77,739

For consumer and residential real estate loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. The following table presents the recorded investment in those loan classes based on payment activity as of December 31, 2011 and 2010 (in thousands):

2011	Performing	Non-performing	Total
Consumer	$7,063	$27	$7,090
Consumer Real Estate	29,705	447	30,152

Total	$36,768	$474	$37,242

2010	Performing	Non-performing	Total
Consumer	$10,255	$14	$10,269
Consumer Real Estate	32,796	716	33,512

Total	$43,051	$730	$43,781

	(Expressed in Thousands)
	December 31,
	2011	2010	2009
Average investment in impaired loans	$4,235	$5,062	$3,648

Related allowance for loan losses	836	256	10

Partial charge-offs	-	-	-

Interest income recognized on a cash basis on impaired loans	-	-	-

No additional funds are committed to be advanced in connection with impaired loans.

Year-end impaired loans are set forth in the following table. No interest income was recognized on impaired loans subsequent to their classification as impaired (in thousands):

	December 31, 2011
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial and Other Loans	$46	$39	$7	$46	$7	$46
Commercial real estate	3,533	1,056	2,477	3,533	829	3,807
Consumer real estate	312	312	-	312	-	382

Total	$3,891	$1,407	$2,484	$3,891	$836	$4,235

	December 31, 2010
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Commercial and Other Loans	$54	$54	$-	$54	$-	$57
Commercial real estate	4,147	1,701	2,446	4,147	256	4,613
Consumer real estate	364	364	-	364	-	392

Total	$4,565	$2,119	$2,446	$4,565	$256	$5,062

Loan Modifications

The Company's loan portfolio also includes certain loans that have been modified in a Troubled Debt Restructuring (TDR), where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company's loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Certain TDRs are classified as nonaccrual at the time of restructure and may only be returned to accrual status after considering the borrower's sustained repayment performance for a reasonable period, generally six months. TDR's on accrual status may remain in accrual status after they have been restructured as long as they continue to perform in accordance with their modified terms. There were no TDR's in accrual status at December 31, 2011 and December 31, 2010.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan's classification at origination.

The following tables include the recorded investment and number of modifications for modified loans, as of the respective dates. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

	December 31, 2011			December 31, 2010
	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	4	3,935	2,594	4	3,935	2,825
Consumer real estate	1	23	22	-	-	-

Total	5	$3,958	$2,616	4	$3,935	$2,825

Troubled Debt Restructurings That subsequently defaulted
Commercial and Other Loans	-	$-	$-	-	$-	$-
Commercial real estate	3	3,680	2,388	3	3,680	2,581
Consumer real estate	1	23	22	-	-	-

Total	4	$3,703	$2,410	3	$3,680	$2,581

No additional funds are committed to be advanced to customers whose loans were classified as TDR's

Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

NOTE 4 - ALLOWANCE FOR LOAN LOSSES

Activity in the allowance for loan losses is summarized as follows:

	December 31,
	2011	2010	2009
Balance at beginning of year	$2,059,025	$1,894,361	$1,923,455
Additions charged to operating expense	600,000	220,000	183,942
Recoveries	55,862	10,108	18,253

Total	2,714,887	2,124,469	2,125,650
Less loans charged-off	211,149	65,444	231,289

Balance at end of year	$2,503,738	$2,059,025	$1,894,361

The following table summarizes the primary segments of the ALL, segregated into the amount for loans individually evaluated for impairment by class of loans as of December 31, 2011 and 2010 (in thousands):

2011	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$212	$1,511	$272	$64	$2,059
Charge-offs	(8)	(156)	(28)	(19)	(211)
Recoveries	2	45	-	9	56
Provision	(27)	682	(51)	(4)	600

Ending Balance	$179	$2082	$193	$50	$2,504

Loans individually evaluated for impairment	$7	$829	$-	$-	$836

Loans collectively evaluated for impairment	172	1,253	193	50	1,668

Ending Balance	$179	$2,082	$193	$50	$2,504

2010	Commercial and other	Commercial Real Estate	Consumer Real Estate	Consumer	Total
Allowance for Loan Losses:
Beginning Balance	$203	$1,345	$267	$79	$1,894
Charge-offs	(14)	-	-	(51)	(65)
Recoveries	-	-	-	10	10
Provision	23	166	5	26	220

Ending Balance	$212	$1511	$272	$64	$2,059

Loans individually evaluated for impairment	$-	$256	$-	$-	$256
Loans collectively evaluated for impairment	212	1,255	272	64	1,803

Ending Balance	$212	$1,511	$272	$64	$2,059

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2011 and 2010 (in thousands):

2011	Commercial and Other	Commercial Real Estate	Consumer Real Estate	Consumer	Unearned Discounts	Total
Loans individually evaluated	$46	$3,533	$312	$-	$-	$3,891
Loans collectively evaluated	15,892	52,835	29,840	7,090	(119)	105,538

Ending Balance	$15,938	$56,368	$30,152	$7,090	$(119)	$109,429

2010
Loans individually evaluated	$-	$2,446	$-	$-	$-	$2,446
Loans collectively evaluated	20,532	54,207	34,066	10,269	(153)	118,921

Ending Balance	$20,532	$56,653	$34,066	$10,269	$(153)	$121,367

Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 5 - PREMISES AND EQUIPMENT

Premises and equipment are stated at cost, less accumulated depreciation, as follows:

	December 31,		Original Useful Life Years
	2011	2010
Land	$1,973,014	$1,973,014
Land improvements	338,069	338,069	15
Leasehold improvements	1,063,735	1,060,274	15
Buildings	5,193,157	4,991,799	39
Furniture, fixtures & equipment	5,130,953	4,668,757	3 - 7

Total	13,698,928	13,031,913
Less accumulated depreciation	7,781,209	7,317,792

Premises and equipment, net	$5,917,719	$5,714,121

Charges to operations for depreciation approximated $486,179, $496,618, and $444,208 for 2011, 2010, and 2009, respectively.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

NOTE 6 - DEPOSITS

The composition of the Bank's deposits at December 31 follows:

	(Expressed in Thousands) 2011
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$31,319	$41,702	$80,857	$70,125
United States Government	1	-	-	-
States and political subdivisions	540	6,189	4,723	3,176
Commercial banks and other depository institutions	55	-	-	490

Total	$31,915	$47,891	$85,580	$73,791

	(Expressed in Thousands) 2010
	Demand
	Noninterest Bearing	Interest Bearing	Savings	Time
Individuals, partnerships and corporations (includes certified and official checks)	$27,598	$36,814	$73,873	$75,527
United States Government	12	-	-	-
States and political subdivisions	682	5,299	4,583	3,248
Commercial banks and other depository institutions	27	-	222	590

Total	$28,319	$42,113	$78,678	$79,365

Time deposits include certificates of deposit issued in denominations of $100,000 or more which amounted to $22,040,000 and $23,351,000 at December 31, 2011 and 2010, respectively. Interest expense on certificates of deposit of $100,000 or more was $438,000, $576,000 and $888,000 at December 31, 2011, 2010, and 2009, respectively.

The following table sets forth the remaining maturity of time certificates of deposits of $100,000 or more at December 31, 2011.

Due in 3 months or less	$4,411,000
Due in over three through six months	3,719,000
Due in over six through twelve months	5,103,000
Due in over twelve months	8,807,000

Total	$22,040,000

A maturity distribution of time certificates of deposit at December 31, 2011, follows:

Due in 2012	$43,761,000
Due in 2013	10,066,000
Due in 2014	6,703,000
Due in 2015	6,373,000
Due in 2016	6,223,000
Due in 2017 and thereafter	665,000

Total	$ 73,791,000

Federal Funds Purchased And Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Federal Funds Purchased And Repurchase Agreements [Abstract]
Federal Funds Purchased And Repurchase Agreements

NOTE 7 - FEDERAL FUNDS PURCHASED AND REPURCHASE AGREEMENTS

Federal funds purchased and repurchase agreements represent borrowings of a short duration, usually less than 30 days. For repurchase agreements, the securities underlying the agreements remained under the Bank's control.

Information related to repurchase agreements and federal funds purchased are summarized below:

	Repurchase Agreements		Federal Funds Purchased
	2011	2010	2011	2010
Balance at end of year	$14,013,506	$13,477,420	$-	$-

Average balance during the year	14,614,114	13,436,842	76,851	-

Maximum month-end balance	16,912,195	15,283,869	-	-

Weighted-average rate during the year	.74%	.84%	1.01%	-

Rate at December 31.68%		.76%	-	-

Federal Home Loan Bank Borrowings	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Borrowings [Abstract]
Federal Home Loan Bank Borrowings

NOTE 8 - FEDERAL HOME LOAN BANK BORROWINGS

The subsidiary Bank is a member of the Federal Home Loan Bank of Pittsburgh ("FHLB"). The FHLB borrowings are secured by a blanket lien by the FHLB on certain residential real estate loans or securities with a market value at least equal to the outstanding balances. The remaining maximum borrowing capacity with the FHLB at December 31, 2011 was approximately $38.3 million subject to the purchase of additional FHLB stock. The subsidiary bank had FHLB borrowings of $3,693,014 and $3,775,583 at December 31, 2011 and 2010, respectively. At December 31, 2011 the subsidiary bank had three fixed rate amortizing advances which totaled $3,693,014 with a weighted average interest rate of 4.78% of which $2,099,000 will mature in 2018 and $1,594,014 will mature in 2023.

The subsidiary bank also has a one year line of credit agreement with the Federal Home Loan Bank ("FHLB"). The maximum credit available under this agreement is $7.0 million and expired in December 2011. There were no borrowings outstanding under this agreement at December 31, 2011 and 2010, respectively.

Contractual maturities of FHLB borrowings as of December 31, 2011 were as follows:

December 31, 2012	$86,602
December 31, 2013	90,832
December 31, 2014	95,267
December 31, 2015	99,919
December 31, 2016	104,800
Thereafter	3,215,594

$3,693,014

Concentrations Of Credit Risk	12 Months Ended
Dec. 31, 2011
Concentrations Of Credit Risk [Abstract]
Concentrations Of Credit Risk

NOTE 9 - CONCENTRATIONS OF CREDIT RISK

Most of the affiliate Bank's loans and commitments have been granted to customers in the Bank's primary market area of Northern and Central West Virginia, Eastern Ohio, and Southwestern Pennsylvania. In the normal course of business, however, the Bank has purchased participations and originated loans outside of its primary market area. The aggregate loan balances outstanding in any one geographic area, other than the Bank's primary lending areas, do not exceed 10 percent of total loans. Concentrations of credit are measured by categorizing loans by the North American Industry Classification codes. Loans equal to or exceeding 25% of Tier I Capital are considered concentrations of credit. At December 31, 2011 concentrations of credit were as follows:

	Amount	Percent of Tier 1 Capital
Lessors of Nonresidential Buildings	$11,089,653	37.7%

Lessors of Residential Buildings and Dwellings	$10,816,848	36.8%

General Government Support	$9,598,973	32.6%

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Employee Benefit Plans

NOTE 10 - EMPLOYEE BENEFIT PLANS

The Company has a non-contributory profit sharing plan for employees meeting certain service requirements. The Company makes annual contributions to the profit sharing plan based on income of the Company as defined. Total expenses for the plan were $115,000, $114,640, and $63,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

The Company also offers a 401(k) plan in which it matches a portion of the employee's contribution up to 4 percent of their salary. The expense related to the 401(k) plan was $22,547, $24,128, and $22,628 in 2011, 2010, and 2009, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 11 - RELATED PARTY TRANSACTIONS

Directors and officers of the Company and its subsidiary, and their associates, were customers of, and had other transactions with the subsidiary bank in the normal course of business. All loans and commitments included in such transactions were made on substantially the same terms, including interest and collateral, as those prevailing at the time for comparable transactions with other persons and do not involve more than the normal risk of collectibility. Such loans totaled $3,971,083 at December 31, 2011, and $1,923,847 at December 31, 2010.

The following is an analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary:

	December 31,
	2011	2010
Balance, January 1	$1,923,847	$2,626,186
New loans during the period	2,891,602	1,000,000
Repayments during the period	(844,366)	(1,702,339)

Ending balance	$3,971,083	$1,923,847

The Company's subsidiary bank entered into a lease agreement to rent property for use as banking premises from a company owned by Mr. Dlesk, the Company's executive officer. The lease was for an initial 5 year term at an annual rental fee of $57,600. This lease was renewed in 2007 for an additional 5-year term at an annual rental fee of $60,480 and has options to renew for seven 5-year terms.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 12 - COMMITMENTS AND CONTINGENCIES

The subsidiary Bank is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of their customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet. The contract amounts of these instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The following represents financial instruments whose contract amounts represent credit risk:

	2011	2010
Commitments to extend credit	$15,191,000	$12,592,000
Standby letters of credit	180,000	5,892,000

As of December 31, 2011, approximately $7,653,000 are fixed interest rate commitments and $7,718,000 are variable interest rate commitments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer's creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management's credit evaluation of the counterparty. Collateral held varies, but may include accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements. The standby letters of credit in the amount of $150,000 expire in 2012, $10,000 expire in 2015, and $20,000 expire in 2021. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers.

The Company and its subsidiary are parties to various legal and administrative proceedings and claims. Although any litigation contains an element of uncertainty, management believes that the outcome of these events will not have a material effect on the financial position of the Company.

Restriction On Cash	12 Months Ended
Dec. 31, 2011
Restriction On Cash [Abstract]
Restriction On Cash

NOTE 13 - RESTRICTION ON CASH

The subsidiary bank is required to maintain an average reserve balance with the Federal Reserve Bank or in cash on hand. The average required reserve balances for the years ended December 31, 2011 and 2010, were $2,736,000 and $2,519,000, respectively.

Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax

NOTE 14 - INCOME TAX

The provisions for income taxes at December 31 consist of:

	2011	2010	2009
Currently payable:
Federal	$553,812	$278,927	$246,711
State	127,605	92,838	80,837
Deferred:
Federal	(321,387)	150,577	(37,922)
State	(28,414)	(25,546)	6,111

Income tax expense	$331,616	$496,796	$295,737

The following temporary differences gave rise to the deferred tax asset (liability) at December 31:

	2011	2010
Allowance for loan losses	$955,032	$778,690
Deferred loan fees	40,570	52,138
Accrued interest on nonperforming loans	505,681	423,752
Deferred compensation	71,966	79,278
Depreciation	(267,652)	(246,521)
Amortization	58,674	72,756
Goodwill	(186,333)	(149,067)
AMT	552,961	397,563
Deferred state income tax	(65,267)	(55,606)
Other, net	(8,738)	-

Total deferred tax asset - federal	1,674,370	1,352,983
Total deferred tax asset - state	191,962	163,548

	1,866,332	1,516,531
Deferred tax liabilities arising from market adjustments of securities available for sale:
Federal	(1,664,876)	(517,469)
State	(284,992)	(88,580)

Net deferred tax asset (liability)	$(83,536)	$910,482

A reconciliation between the amount of reported income tax expense and the amount computed by applying the statutory federal income tax rate to income before income taxes for the year ended December 31 is as follows:

	2011		2010		2009
	Amount	Percent	Amount	Percent	Amount	Percent
Computed tax at statutory federal rate	$ 947,159	34.0%	$ 964,266	34.0%	$ 884,246	34.0%
Plus state income taxes net of federal tax benefits	68,802	2.5%	80,393	2.8%	55,872	2.2%

	1,015,961	36.5%	1,044,659	36.8%	940,118	36.2%
Increase (decrease) in taxes resulting from:
Tax exempt income	(673,431)	(24.2)%	(577,597)	(20.4)%	(497,619)	(19.1)%
Nondeductible interest expense	25,349	1.0%	35,161	1.2%	38,797	1.5%
Bank-owned life insurance	(35,089)	(1.3)%	(35,584)	(1.3)%	(155,372)	(6.0)%
Other - net	(1,174)	(0.2)%	30,157	1.1%	(30,187)	(2.0)%

Actual tax expense	$331,616	11.8%	$496,796	17.4%	$295,737	10.6%

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases

NOTE 15 - LEASES

The Company's Bank affiliates leased certain land used for banking purposes under long-term leases, expiring at various dates. These leases contain renewal options and generally provide that the Company will pay for insurance, taxes, and maintenance.

As of December 31, 2011, the future minimum rental payments required under noncancelable operating leases with initial terms in excess of one year are as follows:

December 31, 2012	$152,306
December 31, 2013	115,033
December 31, 2014	90,000
December 31, 2015	90,000
December 31, 2016	82,500
Thereafter	-

Rental expense under operating leases approximated $226,069 in 2011; $250,339 in 2010; and $191,497 in 2009.

Other Operating Expenses	12 Months Ended
Dec. 31, 2011
Other Operating Expenses [Abstract]
Other Operating Expenses

NOTE 16 - OTHER OPERATING EXPENSES

Other operating expenses at December 31 included the following:

	2011	2010	2009
Directors' fees	$115,250	$118,675	$104,325
Stationery and supplies	166,602	152,549	142,894
Regulatory assessment and deposit insurance	315,053	422,515	583,189
Advertising	154,380	88,932	160,961
Postage and transportation	164,616	162,462	167,842
Other taxes	176,843	141,095	186,910
Service Expense	382,837	349,319	384,489
Other	823,179	1,043,991	904,899

Total	$2,298,760	$2,479,538	$2,635,509

Limitations On Dividends	12 Months Ended
Dec. 31, 2011
Limitations On Dividends [Abstract]
Limitations On Dividends

NOTE 17 - LIMITATIONS ON DIVIDENDS

The approval of the Comptroller of the Currency is required to pay dividends if the total of all dividends declared by a national bank in any calendar year exceeds the total of its net profits (as defined) for the year, combined with its retained net profits of the preceding two years. Under this formula, the Company's subsidiary bank can declare dividends in 2012, without approval of the Comptroller of the Currency, of approximately $2,396,000, plus an additional amount equal to the bank's net profit for 2012 up to the date of any such dividend declaration. The subsidiary bank is the primary source of funds to pay dividends to the stockholders of First West Virginia Bancorp, Inc.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters

NOTE 18 - REGULATORY MATTERS

The Company and its subsidiary bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of the Company's and bank's assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Company's and bank's capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk, weighting, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Company and bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to adjusted total assets (as defined).

As of December 31, 2011, the most recent notifications from the Office of the Comptroller of the Currency categorized the bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes has changed the capital category. The capital ratios of the Company and its subsidiary bank, along with the regulatory framework for adequately capitalized and well capitalized institutions are depicted as set forth in the following table:

(Amounts Expressed in Thousands)	Actual		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
First West Virginia Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011
Total Capital (to Risk Weighted Assets)	$31,494	21.55%	$11,691	8.0%	$14,614	10.0%
Tier I Capital (to Risk Weighted Assets)	29,662	20.30%	5,845	4.0%	8,768	6.0%
Tier I Capital (to Adjusted Total Assets)	29,662	10.46%	11,340	4.0%	14,175	5.0%
As of December 31, 2010
Total Capital (to Risk Weighted Assets)	$30,377	19.78%	$12,289	8.0%	$15,361	10.0%
Tier I Capital (to Risk Weighted Assets)	28,462	18.53%	6,144	4.0%	9,217	6.0%
Tier I Capital (to Adjusted Total Assets)	28,462	10.31%	11,045	4.0%	13,806	5.0%
Progressive Bank, N.A.
As of December 31, 2011
Total Capital (to Risk Weighted Assets)	$31,269	21.43%	$11,674	8.0%	$14,592	10.0%
Tier I Capital (to Risk Weighted Assets)	29,437	20.17%	5,837	4.0%	8,755	6.0%
Tier I Capital (to Adjusted Total Assets)	29,437	10.39%	11,328	4.0%	14,160	5.0%
As of December 31, 2010
Total Capital (to Risk Weighted Assets)	$30,121	19.68%	$12,241	8.0%	$15,302	10.0%
Tier I Capital (to Risk Weighted Assets)	28,206	18.43%	6,121	4.0%	9,181	6.0%
Tier I Capital (to Adjusted Total Assets)	28,206	10.23%	11,032	4.0%	13,789	5.0%

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 19 - FAIR VALUE MEASUREMENTS

The following disclosures show the hierarchal disclosure framework associated with the level of pricing observations utilized in measuring assets and liabilities at fair value. The three broad levels defined by U.S. generally accepted accounting principles are as follows:

•	Level I:	Quoted prices are available in active markets for identical assets or liabilities as of the reported date.

•	Level II:	Pricing inputs are other than the quoted prices in active markets, which are either directly or indirectly observable as of the reported date. The nature of these assets and liabilities includes items for which quoted prices are available but traded less frequently and items that are fair-valued using other financial instruments, the parameters of which can be directly observed.

•	Level III:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable. This hierarchy requires the use of observable market data when available.

Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral that secure the impaired loans include observable inputs employed by certified appraisers for similar assets classified as Level II inputs. Other real estate owned is measured at fair value, less cost to sell at the date of foreclosure. Valuations are periodically performed by management and the assets are carried at the lower of carrying amount, or fair value less cost to sell.

The following table presents the assets reported on the balance sheet at their fair value as of December 31, 2011 and December 31, 2010, by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	December 31, 2011
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$36,216	$-	$36,216
Obligations of states and political subdivisions	-	45,304	-	45,304
Mortgage-backed securities
U.S. sponsored entities	-	69,215	-	69,215
Private label	-	-	-	-

Subtotal mortgage-backed securities	-	69,215	-	69,215
Equity securities	226	-	-	226

Total securities available for sale:	$226	$150,735	$-	$150,957

Assets measured on a nonrecurring basis:
Other real estate loans	$-	$138	$-	$138
Impaired loans	$-	$3,891	$-	$3,891

	December 31, 2010
(dollars in thousands)	Level I	Level II	Level III	Total
Assets measured on a recurring basis:
Securities available for sale:
U.S. Government corporations and agencies	$-	$35,698	$-	$35,698
Obligations of states and political subdivisions	-	34,291	-	34,291
Mortgage-backed securities
U.S. sponsored entities	-	62,950	-	62,950
Private label	-	-	-	-

Subtotal mortgage-backed securities	-	62,950	-	62,950
Equity securities	230	-	-	230

Total securities available for sale:	$230	$132,939	$-	$133,169

Assets measured on a nonrecurring basis:
Other real estate loans	$-	$8	$-	$8
Impaired loans	$-	$4,903	$-	$4,903

Disclosures About Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Disclosures About Fair Value Of Financial Instruments [Abstract]
Disclosures About Fair Value Of Financial Instruments

NOTE 20 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The reported fair values of financial instruments are based on a variety of factors. Where possible, fair values represent quoted market prices for identical or comparable instruments. In other cases, fair values have been estimated based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. Intangible values assigned to customer relationships are not reflected in the reported fair values. Accordingly, the fair values may not represent actual values of the financial instruments that could have been realized as of year end or that will be realized in the future.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

Cash and Cash Equivalents: The carrying amount for cash and cash equivalents is a reasonable estimate of fair value.

Investment Securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.

Loans: The fair value for net loans is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality. Where quoted market prices were available, primarily for certain residential mortgage loans, such market rates were utilized as estimates for fair value.

Bank Owned Life Insurance: The carrying amount of bank owned life insurance represents the cash surrender value of the underlying insurance policies, if such policies were terminated. Management believes that the carrying amount approximates the fair value.

Accrued interest receivable: The carrying amount of accrued interest receivable approximates its fair value.

Deposits: Noninterest bearing and interest bearing demand deposits and savings deposits are valued at the amount payable on demand as of year end. The fair values for time deposits are based on discounted value of cash flows. The discount rates are estimated using rates currently offered for similar instruments with similar remaining maturities.

Federal Funds Purchased and Repurchase Agreements: The carrying amount for federal funds purchased and repurchase agreements are considered to be a reasonable estimate of fair value.

Federal Home Loan Bank and other long term borrowings: The fair value of FHLB and other long term borrowings is the carrying amount. Management believes that the carrying amount approximates the fair value.

Accrued Interest Payable: The carrying amount of accrued interest payable approximates it fair value.

Off-Balance-Sheet Instruments: The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. The amount of fees currently charged on commitments is determined to be insignificant and, therefore, the carrying value and fair value of off-balance-sheet instruments are not shown.

The estimates of fair values of financial instruments are summarized as follows at December 31:

	2011		2010
(Amounts Expressed in Thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$20,917	$20,917	$9,933	$9,933
Investment securities	150,961	150,961	133,169	133,169
Loans	106,925	105,733	119,308	120,493
Bank owned life insurance	3,518	3,518	3,415	3,415
Accrued interest receivable	1,140	1,140	1,095	1,095

Financial liabilities:
Deposits	239,177	227,662	228,475	208,813
Federal funds purchased and repurchase agreements	14,014	14,014	13,477	13,477
FHLB and other long term borrowings	3,693	3,693	3,776	3,776
Accrued interest payable	218	218	277	277

Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Only Financial Statements [Abstract]
Condensed Parent Company Only Financial Statements

NOTE 21 - CONDENSED PARENT COMPANY ONLY FINANCIAL STATEMENTS

Presented below are the consolidated balance sheets, statements of income, and statements of cash flows for First West Virginia Bancorp, Inc.

BALANCE SHEETS

	December 31,
	2011	2010
ASSETS
Cash	$113,387	$137,375
Investment securities available-for-sale (at fair value)	228,654	247,558
Investment in subsidiary bank	34,301,866	30,845,369
Other assets	105,969	112,579

Total assets	$34,749,876	$31,342,881

LIABILITIES
Deferred compensation	$211,664	$233,170
Accrued expenses	11,702	8,525

Total liabilities	223,366	241,695

STOCKHOLDERS' EQUITY	34,526,510	31,101,186

Total liabilities and stockholders' equity	$34,749,876	$31,342,881

STATEMENTS OF INCOME

	Year Ended December 31,
	2011	2010	2009
INCOME
Dividends from subsidiary bank	$1,256,952	$1,211,520	$1,211,520
Gains (losses) on sales of investment securities	1,248	4,258	(29,960)
Other income	119,839	120,008	124,132

Total income	1,378,039	1,335,786	1,305,692

EXPENSES
Other expenses	178,963	171,246	124,352

Total expenses	178,963	171,246	124,352

Income before income taxes and undistributed net income of subsidiary	1,199,076	1,164,540	1,181,340

Income tax benefit	24,267	9,169	16,868

Equity in undistributed net income of subsidiary	1,230,802	1,165,572	1,106,778

NET INCOME	$2,454,145	$2,339,281	$2,304,986

STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2011	2010	2009

OPERATING ACTIVITIES
Net income	$2,454,145	$2,339,281	$2,304,986
Adjustments to reconcile net income to net cash provided by operating activities:
Change in deferred tax benefit	8,093	7,365	22,752
Undistributed earnings of affiliate	(1,230,802)	(1,165,572)	(1,106,778)
Changes in operating assets and liabilities:
Other assets	(2,462)	9,355	24,495
Deferred compensation	(21,506)	(19,569)	(60,466)
Other liabilities	3,177	2,976	(1,650)
Net (gains) losses on sales of investment securities	(1,248)	(4,258)	29,960

Net cash provided by operating activities	1,209,397	1,169,578	1,213,299

INVESTING ACTIVITIES
Proceeds from sales of securities	77,332	91,426	150,914
Purchases of investment securities	(54,578)	(67,599)	(120,408)

Net cash provided by investing activities	22,754	23,827	30,506

FINANCING ACTIVITIES
Dividends paid	(1,256,139)	(1,210,677)	(1,207,952)

Net cash used in financing activities	(1,256,139)	(1,210,677)	(1,207,952)

Net increase (decrease) in cash and cash equivalents	(23,988)	(17,272)	35,853

Cash and cash equivalents at beginning of year	137,375	154,647	118,794

Cash and cash equivalents at end of year	$113,387	$137,375	$154,647

Supplemental disclosures:
Cash paid for interest	$—	$—	$—
Cash paid for income taxes	—	—	—